UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Courtney R. Taylor
American Funds Mortgage Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund®

[photo of a white-picket fence leading to a concrete walkway]

Semi-annual report for the six months ended February 29, 2012

American Funds Mortgage Fund seeks to provide current income and preserve capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2012 (the most recent calendar quarter-end):

	1 year	Since fund’s inception
Class A shares		(11/1/10)
Reflecting 3.75% maximum sales charge	3.31%	1.09%

The fund’s operating expense ratio was 0.70% for Class A shares as of the prospectus dated November 1, 2011. The expense ratio is estimated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a white-picket fence leading to a concrete walkway]

Fellow investors:

We welcome the opportunity to report to you on the first six months of American Funds Mortgage Fund’s fiscal year. This period was marked by early volatility, followed by a sharp rally in fixed-income markets, including the mortgage-backed securities market. While that rally has abated recently, the fund’s results reflect these gains.

For the period ended February 29, 2012, the fund recorded a total return of 1.94%, with all dividends reinvested. By way of comparison, the fund’s peer group, represented by the Lipper U.S. Mortgage Funds Average, returned 1.82%, while the unmanaged Barclays U.S. Mortgage-Backed Securities Index returned 1.56%. The index does not account for expenses.

During the period, the fund generated dividends of just over 8 cents a share, resulting in an income return of 0.8% for those reinvesting dividends. Those who chose to take dividends in cash saw a similar return.

Market overview

From September through the end of calendar-year 2011, the financial markets were marked by stress and volatility. This stemmed from concerns about domestic economic growth as well as the European debt crisis, which threatened to destabilize the euro and, in turn, the global economy. As a result, investors generally moved to less risky assets such as U.S. Treasuries and — to a lesser extent — mortgage-backed securities (MBS), prompting a bond market rally.

[Begin Sidebar]
Results at a glance
For periods ended February 29, 2012, with all distributions reinvested
			Average annual
	Total returns		total returns
			Lifetime
	6 months	1 year	(since 11/1/10)
American Funds Mortgage Fund	1.94%	7.40%	4.05%
(Class A shares)

Barclays U.S. Mortgage-Backed	1.56	6.44	4.46
Securities Index*

Lipper U.S. Mortgage Funds Average	1.82	6.20	4.31

Lipper GNMA Funds Average	1.27	6.29	4.42

*The index is unmanaged and, therefore, has no expenses.
[End Sidebar]

Agency mortgage-backed securities were also helped by the Federal Reserve’s statement in September that the central bank would rebalance its Treasury holdings to include longer maturities and reinvest its MBS paydowns back into the MBS market. The Fed also announced that it could potentially hold interest rates steady until the end of 2014 — providing financial markets unprecedented notice of its intent and forecasts.

Policy actions by the European Central Bank and the Fed stabilized marketplace volatility. Economic data improved toward the end of the calendar year and remained relatively strong through the end of the fund’s initial six-month period. While the labor market saw an uptick, the housing market remains in a slump, though there are signs of improvement in certain areas. Delinquencies have declined and multifamily housing has strengthened. While home prices have risen in some regions, overall prices continue to drift modestly lower.

The fund’s response

In 2011, the fund was predominately weighted toward Fannie Mae and Freddie Mac securities. Ginnie Mae obligations, which are backed by low down-payment mortgage loans extended to low-income borrowers and carry an explicit guarantee from the Federal Housing Administration (FHA), were a considerably smaller presence. While Ginnies outperformed other MBS in the early part of 2011, the fund benefited in early 2012 as the market began to favor Fannies and Freddies. The fund has since added to its Ginnie Mae holdings.

The change in market sentiment was due, at least in part, to the government’s efforts to streamline the refinancing process for homeowners, making it easier for them to keep their homes. While the government had initially focused on “conventional” mortgages backed by Fannie and Freddie, efforts are now underway to provide the same opportunity for those with FHA mortgages.

The fund is primarily invested in Fannies, Freddies and Ginnies, but has a portion of assets in agency multifamily MBS (apartment complexes and the like) as well as U.S. dollar-denominated mortgage securities issued by institutions in Australia, Canada, Scandinavia and the U.K. Though they represent only a small part of the fund’s overall portfolio, these holdings allow for diversification and offer the potential to earn greater yields while still protecting investors from credit risk.

Going forward

We expect new home construction to show signs of improvement by year’s end, and are encouraged by the recent settlement of claims related to mortgage servicing abuses that had curbed lending activity to an extent. Broadly speaking, we anticipate that interest rates will remain low for some time, though the prospect of further difficulties in Europe could send rates lower still, while a rapidly improving economy could push them higher. We continue to monitor macroeconomic trends closely.

In closing, we would like to take this opportunity to thank Paul G. Haaga, Jr., for his leadership as an officer of American Funds Mortgage Fund. After 27 years of service to the American Funds, Paul stepped down as vice chairman of the board on December 31, 2011.

Cordially,

/s/ John H. Smet

John H. Smet
President

April 16, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.19%. The fund’s distribution rate for Class A shares as of that date was 1.93%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company, and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder, and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Summary investment portfolio February 29, 2012
unaudited

[begin pie chart]
Investment mix by security type	Percent of net assets

Mortgage-backed obligations	92.8%
Federal agency bonds & notes	1.7
Municipals	0.1
Short-term securities & other assets less liabilities	5.4
[end pie chart]

Breakdown of mortgage-backed obligations		Percent of net assets

30-year pass-throughs:
Fannie Mae	38.7%
Ginnie Mae	17.3
Freddie Mac	14.7	70.7%
15-year pass throughs		17.0
Other		5.1
Total		92.8%

Quality breakdown*	Percent of net assets

Federal agencies	75.6
U.S. government obligations†	17.2%
AAA	1.7
AA	0.1
Short-term securities & other assets less liabilities	5.4

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.61%	(000)	(000)	assets

Mortgage-backed obligations - 92.78%
Federal agency mortgage-backed obligations (1) - 91.16%
Fannie Mae:
3.00% 2026	$8,209	$8,532
3.00% 2026	7,365	7,657
3.50% 2026	4,997	5,247
4.00% 2026	5,786	6,144
4.50% 2026	7,007	7,532
3.00% 2027 (2)	17,375	18,032
3.00% 2027 (2)	11,560	11,965
5.00% 2035	16,528	17,871
6.00% 2038	11,867	13,119
6.00% 2039	4,462	4,916
5.00% 2040	8,846	9,561
3.50% 2041	5,441	5,632
3.50% 2041	4,196	4,343
3.751% 2041 (3)	4,973	5,222
4.50% 2041	7,993	8,685
4.50% 2041	7,780	8,302
4.50% 2041	7,068	7,649
4.00% 2042 (2)	14,780	15,558
4.50% 2042 (2)	38,934	41,507
5.00% 2042 (2)	11,559	12,484
5.50% 2042 (2)	9,355	10,193
6.00% 2042 (2)	6,410	7,053
2.717%-6.00% due 2017-2041 (3)	59,386	63,172	56.87%
Government National Mortgage Assn.:
5.50% 2035	4,307	4,808
6.00% 2039	8,955	9,898
3.50% 2041	14,149	14,863
5.00% 2041	4,152	4,544
3.50% 2042 (2)	8,900	9,331
4.00% 2042 (2)	5,950	6,409
3.50%-6.50% due 2034-2041	37,570	41,210	17.24
Freddie Mac:
5.00% 2038	4,732	5,107
5.50% 2038	14,954	16,249
5.50% 2038	4,026	4,375
3.257% 2041 (3)	4,071	4,254
6.00% 2042 (2)	20,110	22,077
5.50% 2042 (2)	6,525	7,069
2.084%-6.00% due 2017-2041 (3)	28,065	30,064	16.89
Other securities		849	.16
		481,483	91.16

Other mortgage-backed obligations (1) - 1.62%
Other securities		8,567	1.62

Total mortgage-backed obligations		490,050	92.78

Federal agency bonds & notes - 1.70%
Fannie Mae 1.00% 2013	4,650	4,701	.89
Freddie Mac 1.75% 2015	2,575	2,675	.51
Federal Home Loan Bank 4.125% 2020	1,350	1,580	.30
		8,956	1.70

Municipals - 0.13%
Other securities		691	.13

Total bonds & notes (cost: $490,500,000)		499,697	94.61

	Principal		Percent
	amount	Value	of net
Short-term securities - 33.63%	(000)	(000)	assets

U.S. Treasury Bills 0.048%-0.14% due 3/22-8/23/2012	41,800	41,786	7.91
Freddie Mac 0.04%-0.14% due 3/20/2012-1/11/2013	27,000	26,986	5.11
Federal Farm Credit Banks 0.15% due 10/18/2012	14,000	13,986	2.65
Ciesco LLC 0.20% due 3/12/2012	11,700	11,699	2.21
eBay Inc. 0.14% due 5/10/2012 (4)	9,700	9,697	1.84
Procter & Gamble Co. 0.10%-0.11% due 3/1-5/1/2012 (4)	9,400	9,399	1.78
Fannie Mae 0.05% due 4/2/2012	9,100	9,099	1.72
Google Inc. 0.07% due 4/24/2012 (4)	7,600	7,599	1.44
Johnson & Johnson 0.04% due 4/3/2012 (4)	7,200	7,200	1.36
Kimberly-Clark Worldwide Inc. 0.07% due 3/12/2012 (4)	7,000	7,000	1.33
Variable Funding Capital Company LLC 0.12% due 4/30/2012 (4)	7,000	6,998	1.32
Coca-Cola Co. 0.07%-0.19% due 3/14-5/1/2012 (4)	6,200	6,200	1.17
Walt Disney Co. 0.09% due 4/27/2012 (4)	5,700	5,698	1.08
Federal Home Loan Bank 0.125% due 3/14/2012	5,400	5,400	1.02
John Deere Credit Ltd. 0.09% due 3/2/2012 (4)	4,900	4,900	.93
Other securities		3,998	.76

Total short-term securities (cost: $177,648,000)		177,645	33.63

Total investment securities (cost: $668,148,000)		677,342	128.24
Other assets less liabilities		(149,164)	(28.24)

Net assets		$528,178	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $77,256,000, which represented 14.63% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at February 29, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $668,148)			$677,342
Cash			218
Receivables for:
Sales of investments	$72,269
Sales of fund's shares	1,444
Interest	1,475		75,188
			752,748
Liabilities:
Payables for:
Purchases of investments	223,794
Repurchases of fund's shares	444
Dividends on fund's shares	86
Investment advisory services	108
Services provided by related parties	116
Trustees' deferred compensation	-	*
Other	22		224,570
Net assets at February 29, 2012			$528,178

Net assets consist of:
Capital paid in on shares of beneficial interest			$515,691
Distributions in excess of net investment income			(1,579)
Undistributed net realized gain			4,872
Net unrealized appreciation			9,194
Net assets at February 29, 2012			$528,178

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (51,976 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$156,245	15,375	$10.16
Class B	1,188	117	10.16
Class C	25,189	2,479	10.16
Class F-1	8,230	810	10.16
Class F-2	45,417	4,469	10.16
Class 529-A	5,071	499	10.16
Class 529-B	254	25	10.16
Class 529-C	2,077	204	10.16
Class 529-E	516	51	10.16
Class 529-F-1	1,056	104	10.16
Class R-1	3,233	318	10.16
Class R-2	1,578	155	10.16
Class R-3	1,133	112	10.16
Class R-4	889	88	10.16
Class R-5	4,920	484	10.16
Class R-6	271,182	26,686	10.16

*Amount less than one thousand.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$3,330
Fees and expenses*:
Investment advisory services	598
Distribution services	239
Transfer agent services	89
Administrative services	82
Reports to shareholders	10
Registration statement and prospectus	164
Trustees' compensation	- †
Auditing and legal	27
Custodian	1
Other	14	1,224
Net investment income		2,106

Net realized gain and unrealized appreciation on investments
Net realized gain on investments		6,867
Net unrealized appreciation on investments		295
Net realized gain and unrealized appreciation on investments		7,162
Net increase in net assets resulting from operations		$9,268

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
† Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 29, 2012*	For the period November 1, 2010† to August 31, 2011
Operations:
Net investment income	$2,106	$5,536
Net realized gain on investments	6,867	4,064
Net unrealized appreciation on investments	295	8,899
Net increase in net assets resulting from operations	9,268	18,499

Dividends and distributions paid or accrued to shareholders from net investment income:
Dividends from net investment income	(3,685)	(6,156)
Distributions from net realized gain on investments	(5,376)	-
Total dividends and distributions paid or accrued to shareholders	(9,061)	(6,156)

Net capital share transactions	153,443	362,185

Total increase in net assets	153,650	374,528

Net assets:
Beginning of period	374,528	-
End of period (including distributions in excess of
net investment income: $(1,579) and less than one thousand, respectively)	$528,178	$374,528

*Unaudited.
†Commencement of operations.

See Notes to Financial Statements

Notes to financial statements
              unaudited

1.	Organization

American Funds Mortgage Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preserve capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B, and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 29, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2011, the fund had tax basis undistributed ordinary income of $3,487,000.

As of February 29, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,350
Gross unrealized depreciation on investment securities	(158)
Net unrealized appreciation/(depreciation) on investment securities	9,192
Cost of investment securities	668,150

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2012	For the period November 1, 2010* to August 31, 2011
Class A	$2,481	$1,063
Class B	18	4
Class C	282	60
Class F-1	144	34
Class F-2	722	21
Class 529-A	47	13
Class 529-B	3	-	†
Class 529-C	17	4
Class 529-E	3	2
Class 529-F-1	10	2
Class R-1	51	10
Class R-2	18	9
Class R-3	17	11
Class R-4	14	10
Class R-5	77	22
Class R-6	5,157	4,891
Total	$9,061	$6,156

*Commencement of operations.
†Amount less than one thousand.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333.  For the six months ended February 29, 2012, the investment advisory services fee was $598,000, which was equivalent to an annualized rate of 0.266% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended February 29, 2012, the total transfer agent services fee paid under these agreements was $89,000, of which $77,000 was paid by the fund to AFS and $12,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended February 29, 2012, total fees paid to CRMC for performing administrative services were $82,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended February 29, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$97	$63		$2		Not applicable
Class B	6	1		Not applicable		Not applicable
Class C	94	9		4		Not applicable
Class F-1	8	2		2		Not applicable
Class F-2	Not applicable	10		7		Not applicable
Class 529-A	3	1		1		$1
Class 529-B	1	-	*	-	*	-	*
Class 529-C	6	1		-	*	1
Class 529-E	1	-	*	-	*	-	*
Class 529-F-1	-	-	*	-	*	-	*
Class R-1	16	-	*	1		Not applicable
Class R-2	4	1		-	*	Not applicable
Class R-3	2	-	*	-	*	Not applicable
Class R-4	1	-	*	-	*	Not applicable
Class R-5	Not applicable	1		1		Not applicable
Class R-6	Not applicable	-	*	64		Not applicable
Total class-specific expenses	$239	$89		$82		$2

*Amount less than one thousand.

Trustees’ deferred compensation –Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends and distributions				Repurchases(1)				Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares
Six months ended February 29, 2012
Class A	$87,563	8,614	$2,001		198		$(20,958)		(2,064)		$68,606	6,748
Class B	983	97	18		2		(585)		(58)		416	41
Class C	12,457	1,227	275		27		(2,262)		(223)		10,470	1,031
Class F-1	8,630	849	129		13		(3,547)		(349)		5,212	513
Class F-2	49,970	4,919	706		70		(7,016)		(691)		43,660	4,298
Class 529-A	3,839	378	47		5		(139)		(14)		3,747	369
Class 529-B	156	16	3		-	(2)	(50)		(5)		109	11
Class 529-C	1,707	168	17		2		(229)		(23)		1,495	147
Class 529-E	419	41	3		1		(30)		(3)		392	39
Class 529-F-1	736	72	10		1		(24)		(2)		722	71
Class R-1	241	24	43		4		(423)		(42)		(139	(14)
Class R-2	969	95	10		1		(314)		(31)		665	65
Class R-3	391	39	8		1		(152)		(15)		247	25
Class R-4	266	26	4		-	(2)	(47)		(4)		223	22
Class R-5	3,753	369	67		6		(1,119)		(110)		2,701	265
Class R-6	18,431	1,816	5,188		512		(8,702)		(855)		14,917	1,473
Total net increase
(decrease)	$190,511	18,750	$8,529		843		$(45,597)		(4,489)		$153,443	15,104

For the period November 1, 20103 to August 31, 2011
Class A	$91,253	9,204	$624		63		$(6,378)		(640)		$85,499	8,627
Class B	1,072	107	4		1		(318)		(32)		758	76
Class C	15,187	1,521	55		6		(788)		(79)		14,454	1,448
Class F-1	3,235	326	21		2		(309)		(31)		2,947	297
Class F-2	1,781	179	9		1		(85)		(9)		1,705	171
Class 529-A	1,358	138	13		1		(89)		(9)		1,282	130
Class 529-B	144	14	-	(2)	-	(2)	-	(2)	-	(2)	144	14
Class 529-C	614	62	4		1		(53)		(6)		565	57
Class 529-E	145	15	2		-	(2)	(26)		(3)		121	12
Class 529-F-1	331	33	2		-	(2)	(4)		-	(2)	329	33
Class R-1	3,337	332	3		-	(2)	-		-		3,340	332
Class R-2	970	97	2		-	(2)	(73)		(7)		899	90
Class R-3	923	93	3		-	(2)	(59)		(6)		867	87
Class R-4	651	66	2		-	(2)	-		-		653	66
Class R-5	2,773	277	12		1		(607)		(59)		2,178	219
Class R-6	256,397	26,198	4,810		486		(14,763)		(1,471)		246,444	25,213
Total net increase
(decrease)	$380,171	38,662	$5,566		562		$(23,552)		(2,352)		$362,185	36,872

1 Includes exchanges between share classes of the fund.
2Amount less than one thousand.
3Commencement of operations.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,095,433,000 and $934,907,000, respectively, during the six months ended February 29, 2012.

9.	Ownership concentration

At February 29, 2012, the fund had three shareholders, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, and American Funds 2010 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 19%, 14%, and 18%, respectively. CRMC is the investment advisor to the three target date retirement funds.
Financial highlights

			Income from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements(4)	Ratio of expenses to average net assets after reimbursements(3)(4)	Ratio of net income (loss) to average net assets(3)(4)

Class A:	Six months ended 2/29/2012(5)(6)	$10.16	$.04	$.15	$.19	$(.08)	$(.11)	$(.19)	$10.16	1.94%	$156,245	.63%	.63%	.84%
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.18	.15	.33	(.17)	-	(.17)	10.16	3.40	87,631	.73	.66	2.21

Class B:	Six months ended 2/29/2012(5)(6)	10.16	-	8.15	.15	(.04)	(.11)	(.15)	10.16	1.51	1,188	1.47	1.47	(.02)
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.13	.15	.28	(.12)	-	(.12)	10.16	2.88	773	1.50	1.43	1.63

Class C:	Six months ended 2/29/2012(5)(6)	10.16	-	8.15	.15	(.04)	(.11)	(.15)	10.16	1.49	25,189	1.50	1.50	(.02)
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.13	.15	.28	(.12)	-	(.12)	10.16	2.84	14,706	1.54	1.50	1.58

Class F-1:	Six months ended 2/29/2012(5)(6)	10.16	.04	.15	.19	(.08)	(.11)	(.19)	10.16	1.88	8,230	.73	.73	.70
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.18	.15	.33	(.17)	-	(.17)	10.16	3.37	3,020	.78	.71	2.21

Class F-2:	Six months ended 2/29/2012(5)(6)	10.16	.05	.15	.20	(.09)	(.11)	(.20)	10.16	2.00	45,417	.48	.48	.97
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.20	.15	.35	(.19)	-	(.19)	10.16	3.57	1,741	.54	.46	2.37

Class 529-A:	Six months ended 2/29/2012(5)(6)	10.16	.03	.15	.18	(.07)	(.11)	(.18)	10.16	1.87	5,071	.80	.80	.65
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.18	.15	.33	(.17)	-	(.17)	10.16	3.36	1,320	.77	.71	2.37

Class 529-B:	Six months ended 2/29/2012(5)(6)	10.16	(.01)	.15	.14	(.03)	(.11)	(.14)	10.16	1.45	254	1.59	1.59	(.12)
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.13	.15	.28	(.12)	-	(.12)	10.16	2.79	146	1.64	1.54	1.44

Class 529-C:	Six months ended 2/29/2012(5)(6)	10.16	(.01)	.15	.14	(.03)	(.11)	(.14)	10.16	1.44	2,077	1.59	1.59	(.14)
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.13	.15	.28	(.12)	-	(.12)	10.16	2.78	581	1.63	1.57	1.53

Class 529-E:	Six months ended 2/29/2012(5)(6)	$10.16	$.02	$.15	$.17	$(.06)	$(.11)	$(.17)	$10.16	1.71%	$516	1.08%	1.08%	.40%
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.16	.15	.31	(.15)	-	(.15)	10.16	3.13	125	1.12	1.05	2.04

Class 529-F-1:	Six months ended 2/29/2012(5)(6)	10.16	.04	.15	.19	(.08)	(.11)	(.19)	10.16	1.96	1,056	.58	.58	.88
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.19	.15	.34	(.18)	-	(.18)	10.16	3.49	333	.62	.57	2.43

Class R-1:	Six months ended 2/29/2012(5)(6)	10.16	-	8.15	.15	(.04)	(.11)	(.15)	10.16	1.54	3,233	1.42	1.42	.08
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.13	.15	.28	(.12)	-	(.12)	10.16	2.87	3,371	1.43	1.32	1.36

Class R-2:	Six months ended 2/29/2012(5)(6)	10.16	.01	.15	.16	(.05)	(.11)	(.16)	10.16	1.61	1,578	1.29	1.29	.20
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.14	.15	.29	(.13)	-	(.13)	10.16	2.95	913	1.32	1.18	1.48

Class R-3:	Six months ended 2/29/2012(5)(6)	10.16	.02	.15	.17	(.06)	(.11)	(.17)	10.16	1.76	1,133	.97	.97	.52
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.16	.15	.31	(.15)	-	(.15)	10.16	3.18	885	1.03	.92	1.76

Class R-4:	Six months ended 2/29/2012(5)(6)	10.16	.04	.15	.19	(.08)	(.11)	(.19)	10.16	1.91	889	.68	.68	.81
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.18	.15	.33	(.17)	-	(.17)	10.16	3.37	665	.77	.69	1.93

Class R-5:	Six months ended 2/29/2012(5)(6)	10.16	.05	.15	.20	(.09)	(.11)	(.20)	10.16	2.03	4,920	.44	.44	1.02
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.20	.15	.35	(.19)	-	(.19)	10.16	3.58	2,220	.49	.44	2.40

Class R-6:	Six months ended 2/29/2012(5)(6)	10.16	.05	.15	.20	(.09)	(.11)	(.20)	10.16	2.04	271,182	.41	.41	1.09
	Period from 11/1/2010(7) to 8/31/2011(5)	10.00	.20	.15	.35	(.19)	-	(.19)	10.16	3.61	256,098	.51	.41	2.55

	Six months ended February 29,	Period ended
	2012(5)(6)	11/1/2010(7) to 8/31/2011(5)

Portfolio turnover rate for all share classes	222%	240%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed other fees and expenses.
(4)Annualized.
(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)Unaudited.
(7)Commencement of operations.
(8)Amount less than $.01.

See Notes to Financial Statements

Expense example
    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2011, through February 29, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2011	Ending account value 2/29/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,019.38	$3.16	.63%
Class A -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B -- actual return	1,000.00	1,015.11	7.37	1.47
Class B -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class C -- actual return	1,000.00	1,014.95	7.51	1.50
Class C -- assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class F-1 -- actual return	1,000.00	1,018.83	3.66	.73
Class F-1 -- assumed 5% return	1,000.00	1,021.23	3.67	.73
Class F-2 -- actual return	1,000.00	1,020.04	2.41	.48
Class F-2 -- assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 529-A -- actual return	1,000.00	1,018.68	4.02	.80
Class 529-A -- assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 529-B -- actual return	1,000.00	1,014.48	7.96	1.59
Class 529-B -- assumed 5% return	1,000.00	1,016.96	7.97	1.59
Class 529-C -- actual return	1,000.00	1,014.45	7.96	1.59
Class 529-C -- assumed 5% return	1,000.00	1,016.96	7.97	1.59
Class 529-E -- actual return	1,000.00	1,017.09	5.42	1.08
Class 529-E -- assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class 529-F-1 -- actual return	1,000.00	1,019.58	2.91	.58
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.98	2.92	.58
Class R-1 -- actual return	1,000.00	1,015.36	7.12	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2 -- actual return	1,000.00	1,016.07	6.47	1.29
Class R-2 -- assumed 5% return	1,000.00	1,018.45	6.47	1.29
Class R-3 -- actual return	1,000.00	1,017.64	4.87	.97
Class R-3 -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 -- actual return	1,000.00	1,019.08	3.41	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.48	3.42	.68
Class R-5 -- actual return	1,000.00	1,020.28	2.21	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.68	2.21	.44
Class R-6 -- actual return	1,000.00	1,020.44	2.06	.41
Class R-6 -- assumed 5% return	1,000.00	1,022.82	2.06	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012		Life
(the most recent calendar quarter-end):	1 year	of class

Class B shares1 — first sold 11/1/10
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	1.47%	0.33%
Not reflecting CDSC	6.47	3.14

Class C shares — first sold 11/1/10
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.43	3.10
Not reflecting CDSC	6.43	3.10

Class F-1 shares2 — first sold 11/1/10
Not reflecting annual asset-based fee charged
by sponsoring firm	7.26	3.81

Class F-2 shares2 — first sold 11/1/10
Not reflecting annual asset-based fee charged
by sponsoring firm	7.52	4.05

Class 529-A shares3 — first sold 11/1/10
Reflecting 3.75% maximum sales charge	3.22	1.01
Not reflecting maximum sales charge	7.24	3.78

Class 529-B shares1,3 — first sold 11/1/10
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.33	0.21
Not reflecting CDSC	6.33	3.03

Class 529-C shares3 — first sold 11/1/10
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.33	3.02
Not reflecting CDSC	6.33	3.02

Class 529-E shares2,3 — first sold 11/1/10	6.88	3.49

Class 529-F-1 shares2,3 — first sold 11/1/10
Not reflecting annual asset-based fee charged
by sponsoring firm	7.41	3.95

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2012, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-942-0412P

Litho in USA CGD/RRD/10154-S30476

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio

February 29, 2012
  unaudited

Bonds & notes — 94.61%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 92.78%
Federal agency mortgage-backed obligations1 — 91.16%
Fannie Mae 3.418% 20172	$345	$371
Fannie Mae 3.50% 2025	3,570	3,801
Fannie Mae 3.50% 2025	3,161	3,319
Fannie Mae 3.50% 2025	839	881
Fannie Mae 4.00% 2025	2,491	2,640
Fannie Mae 3.00% 2026	8,209	8,532
Fannie Mae 3.00% 2026	7,365	7,657
Fannie Mae 3.00% 2026	3,203	3,330
Fannie Mae 3.00% 2026	2,657	2,762
Fannie Mae 3.00% 2026	1,973	2,051
Fannie Mae 3.00% 2026	986	1,025
Fannie Mae 3.50% 2026	4,997	5,247
Fannie Mae 3.50% 2026	3,096	3,251
Fannie Mae 4.00% 2026	5,786	6,144
Fannie Mae 4.50% 2026	7,007	7,532
Fannie Mae 3.00% 20273	17,375	18,032
Fannie Mae 3.00% 20273	11,560	11,965
Fannie Mae 5.00% 2035	16,528	17,871
Fannie Mae 5.00% 2038	1,391	1,504
Fannie Mae 6.00% 2038	11,867	13,119
Fannie Mae 5.50% 2039	1,434	1,564
Fannie Mae 6.00% 2039	4,462	4,916
Fannie Mae 6.00% 2039	1,281	1,411
Fannie Mae 3.563% 20402	1,608	1,692
Fannie Mae 4.00% 2040	1,485	1,579
Fannie Mae 4.50% 2040	2,117	2,259
Fannie Mae 4.50% 2040	1,365	1,477
Fannie Mae 4.50% 2040	1,285	1,391
Fannie Mae 4.50% 2040	1,049	1,135
Fannie Mae 4.50% 2040	392	424
Fannie Mae 4.50% 2040	352	381
Fannie Mae 4.50% 2040	118	127
Fannie Mae 4.50% 2040	78	85
Fannie Mae 5.00% 2040	8,846	9,561
Fannie Mae 3.50% 2041	5,441	5,632
Fannie Mae 3.50% 2041	4,196	4,343
Fannie Mae 3.50% 2041	690	714
Fannie Mae 3.751% 20412	4,973	5,222
Fannie Mae 4.00% 2041	2,521	2,682
Fannie Mae 4.00% 2041	791	839
Fannie Mae 4.50% 2041	7,993	8,685
Fannie Mae 4.50% 2041	7,780	8,302
Fannie Mae 4.50% 2041	7,068	7,649
Fannie Mae 4.50% 2041	3,398	3,626
Fannie Mae 4.50% 2041	2,813	3,002
Fannie Mae 4.50% 2041	2,694	2,875
Fannie Mae 4.50% 2041	2,414	2,612
Fannie Mae 4.50% 2041	2,359	2,518
Fannie Mae 4.50% 2041	2,005	2,169
Fannie Mae 4.50% 2041	1,446	1,565
Fannie Mae 4.50% 2041	1,074	1,163
Fannie Mae 4.50% 2041	284	307
Fannie Mae 4.50% 2041	196	212
Fannie Mae 4.00% 20423	14,780	15,558
Fannie Mae 4.50% 20423	38,934	41,507
Fannie Mae 5.00% 20423	11,559	12,484
Fannie Mae 5.50% 20423	9,355	10,193
Fannie Mae 6.00% 20423	6,410	7,053
Fannie Mae, Series 2012-M2, Class A2, 2.717% 2022	425	428
Government National Mortgage Assn. 5.50% 2034	1,218	1,360
Government National Mortgage Assn. 5.50% 2035	4,307	4,808
Government National Mortgage Assn. 5.50% 2035	1,509	1,684
Government National Mortgage Assn. 5.50% 2037	1,269	1,414
Government National Mortgage Assn. 6.50% 2037	781	895
Government National Mortgage Assn. 5.00% 2038	2,526	2,789
Government National Mortgage Assn. 5.50% 2038	1,955	2,171
Government National Mortgage Assn. 5.50% 2038	1,595	1,770
Government National Mortgage Assn. 5.50% 2038	1,482	1,645
Government National Mortgage Assn. 5.50% 2038	1,022	1,135
Government National Mortgage Assn. 6.00% 2038	1,988	2,230
Government National Mortgage Assn. 6.00% 2038	1,131	1,269
Government National Mortgage Assn. 6.50% 2038	1,662	1,904
Government National Mortgage Assn. 4.50% 2039	2,144	2,345
Government National Mortgage Assn. 5.50% 2039	1,602	1,779
Government National Mortgage Assn. 5.50% 2039	1,250	1,388
Government National Mortgage Assn. 6.00% 2039	8,955	9,898
Government National Mortgage Assn. 3.50% 2040	3,942	4,140
Government National Mortgage Assn. 3.50% 2040	1,838	1,930
Government National Mortgage Assn. 3.50% 2040	1,393	1,463
Government National Mortgage Assn. 5.00% 2040	2,255	2,489
Government National Mortgage Assn. 3.50% 2041	14,149	14,863
Government National Mortgage Assn. 3.50% 2041	2,260	2,374
Government National Mortgage Assn. 3.50% 2041	1,159	1,217
Government National Mortgage Assn. 5.00% 2041	4,152	4,544
Government National Mortgage Assn. 6.50% 2041	1,589	1,819
Government National Mortgage Assn. 3.50% 20423	8,900	9,331
Government National Mortgage Assn. 4.00% 20423	5,950	6,409
Freddie Mac 3.00% 2026	1,428	1,482
Freddie Mac 5.50% 2037	1,274	1,387
Freddie Mac 5.50% 2037	734	797
Freddie Mac 6.00% 2037	1,883	2,074
Freddie Mac 5.00% 2038	4,732	5,107
Freddie Mac 5.50% 2038	14,954	16,249
Freddie Mac 5.50% 2038	4,026	4,375
Freddie Mac 6.00% 2038	2,044	2,251
Freddie Mac 5.50% 2039	3,366	3,658
Freddie Mac 5.50% 2039	1,800	1,956
Freddie Mac 6.00% 2039	1,120	1,232
Freddie Mac 3.07% 20402	407	425
Freddie Mac 2.841% 20412	590	617
Freddie Mac 3.257% 20412	4,071	4,254
Freddie Mac 3.395% 20412	425	447
Freddie Mac 3.50% 2041	3,369	3,479
Freddie Mac 4.00% 2041	2,186	2,298
Freddie Mac 4.50% 2041	1,927	2,088
Freddie Mac 5.00% 2041	1,505	1,652
Freddie Mac 5.50% 20423	6,525	7,069
Freddie Mac 6.00% 20423	20,110	22,077
Freddie Mac, Series K702, Class A1, 2.084% 2017	226	232
Freddie Mac, Series K701, Class A2, 3.882% 20172	300	332
Freddie Mac, Series K705, Class A2, 2.303% 2018	199	203
Freddie Mac, Series K706, Class A2, 2.323% 2018	850	867
Freddie Mac, Series K704, Class A2, 2.412% 2018	350	360
Freddie Mac, Series K702, Class A2, 3.154% 2018	236	252
Freddie Mac, Series K015, Class A1, 2.257% 2020	321	332
Freddie Mac, Series K014, Class A1, 2.788% 2020	435	457
Freddie Mac, Series K013, Class A1, 2.902% 2020	389	414
Freddie Mac, Series K010, Class A1, 3.32% 20202	301	324
Freddie Mac, Series K011, Class A2, 4.084% 2020	400	448
National Credit Union Administration, Series 2010-R2, Class 1A, 0.633% 20172	101	101
National Credit Union Administration, Series 2011-R3, Class 1A, 0.657% 20202	254	255
National Credit Union Administration, Series 2011-R2, Class 1A, 0.663% 20202	307	308
National Credit Union Administration, Series 2011-R1, Class 1A, 0.713% 20202	184	185
		481,483

Other mortgage-backed obligations1 — 1.62%
Bank of Nova Scotia 1.45% 20134	500	507
Bank of Nova Scotia 2.15% 20164	350	361
Northern Rock PLC 5.625% 20174	725	781
Bank of Montreal 2.625% 20164	650	685
Swedbank Hypotek AB 2.125% 20164	325	325
Swedbank Hypotek AB 2.95% 20164	300	312
National Bank of Canada 1.65% 20144	250	255
National Bank of Canada 2.20% 20164	350	362
Nationwide Building Society, Series 2007-2, 5.50% 20124	575	584
Credit Suisse Group AG 2.60% 20164	500	512
HBOS Treasury Services PLC 5.25% 20174	425	460
Canadian Imperial Bank 2.75% 20164	400	419
Sparebank 1 Boligkreditt AS 2.625% 20164	400	411
Toronto-Dominion Bank 1.625% 20164	400	404
UBS AG 1.875% 20154	400	403
HSBC Bank PLC 1.625% 20144	400	401
Westpac Banking Corp. 2.45% 20164	375	379
Caisse Centrale Desjardn 1.60% 20174	350	350
Australia & New Zealand Banking Group Ltd. 2.40% 20164	250	252
Barclays Bank PLC 2.50% 20154	200	203
Nordea Eiendomskreditt AS 2.125% 20174	200	201
		8,567

Total mortgage-backed obligations		490,050

FEDERAL AGENCY BONDS & NOTES — 1.70%
Fannie Mae 1.00% 2013	4,650	4,701
Freddie Mac 1.75% 2015	2,575	2,675
Federal Home Loan Bank 4.125% 2020	1,350	1,580
		8,956

MUNICIPALS — 0.13%
State of Florida, Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	$350	$388
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	295	303
		691

Total bonds & notes (cost: $490,500,000)		499,697

Short-term securities — 33.63%

U.S. Treasury Bills 0.048%–0.14% due 3/22–8/23/2012	41,800	41,786
Freddie Mac 0.04%–0.14% due 3/20/2012–1/11/2013	27,000	26,986
Federal Farm Credit Banks 0.15% due 10/18/2012	14,000	13,986
Ciesco LLC 0.20% due 3/12/2012	11,700	11,699
eBay Inc. 0.14% due 5/10/20124	9,700	9,697
Procter & Gamble Co. 0.10%–0.11% due 3/1–5/1/20124	9,400	9,399
Fannie Mae 0.05% due 4/2/2012	9,100	9,099
Google Inc. 0.07% due 4/24/20124	7,600	7,599
Johnson & Johnson 0.04% due 4/3/20124	7,200	7,200
Kimberly-Clark Worldwide Inc. 0.07% due 3/12/20124	7,000	7,000
Variable Funding Capital Company LLC 0.12% due 4/30/20124	7,000	6,998
Coca-Cola Co. 0.07%–0.19% due 3/14–5/1/20124	6,200	6,200
Walt Disney Co. 0.09% due 4/27/20124	5,700	5,698
Federal Home Loan Bank 0.125% due 3/14/2012	5,400	5,400
John Deere Credit Ltd. 0.09% due 3/2/20124	4,900	4,900
Jupiter Securitization Co., LLC 0.25% due 5/3/20124	2,400	2,399
Straight-A Funding LLC 0.18% due 5/8/20124	1,600	1,599

Total short-term securities (cost: $177,648,000)		177,645

Total investment securities (cost: $668,148,000)		677,342
Other assets less liabilities		(149,164)

Net assets		$528,178

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $77,256,000, which represented 14.63% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-942-0412O-S29370

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 30, 2012